Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Inventories costs included in cost of revenue	$ 2,202,000	$ 2,778,000
Inventory write-down	$ 0	$ 513,000